2. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
Accumulated amortization, beginning balance	$ 0	$ 0
Additions	2	0
Accumulated amortization, ending balance	$ 2	$ 0